Costs of Sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Costs of Sales
Costs of stream sales	$ 40.6	$ 30.3	$ 80.6	$ 63.7
Mineral production taxes	1.9	0.8	4.1	1.4
Mining costs of sales	42.5	31.1	84.7	65.1
Energy costs of sales	3.4	2.4	7.7	6.9
Total costs of sales	$ 45.9	$ 33.5	$ 92.4	$ 72.0